ALLOWANCE FOR LOAN LOSSES	12 Months Ended
Dec. 31, 2015
Receivables,Loans,Notes Receivable,And Others [Abstract]
Allowance for Credit Losses [Text Block]
NOTE 3 ALLOWANCE FOR LOAN LOSSES

The following tables provide information on the activity in the allowance for loan losses by portfolio segment for the periods indicated:

	Commercial	Real Estate	Consumer	Total
December 31, 2015	(In thousands)
Beginning balance – January 1, 2015	$3,340	$277	$509	$4,126
Charge-offs	(357)	(17)	(160)	(534)
Recoveries	49	0	32	81
Net	(308)	(17)	(128)	(453)
Provision	90	39	59	188
Ending balance – December 31, 2015	$3,122	$299	$440	$3,861

	Commercial	Real Estate	Consumer	Total
December 31, 2014	(In thousands)
Beginning balance – January 1, 2014	$3,517	$235	$591	$4,343
Charge-offs	(430)	(32)	(140)	(602)
Recoveries	37	8	31	76
Net	(393)	(24)	(109)	(526)
Provision	216	66	27	309
Ending Balance – December 31, 2014	$3,340	$277	$509	$4,126

	Commercial	Real Estate	Consumer	Total
December 31, 2013	(In thousands)
Beginning balance – January 1, 2013	$3,175	$284	$582	$4,041
Charge-offs	(79)	(90)	(171)	(340)
Recoveries	52	8	51	111
Net	(27)	(82)	(120)	(229)
Provision	369	33	129	531
Ending Balance – December 31, 2013	$3,517	$235	$591	$4,343

The following table presents the allocation of the allowance for loan losses and the recorded investment in loans by portfolio segment at December 31, 2015, 2014 and 2013.

	Collectively Evaluated		Individually Evaluated		Total
	Allowance	Recorded	Allowance	Recorded	Allowance	Recorded
	for loan	investment	for loan	investment	for loan	investment
(In thousands)	losses	in loans	losses	in loans	losses	in loans
December 31, 2015
Commercial	$3,046	$238,044	$76	$4,872	$3,122	$242,916
Real estate	299	23,944	0	0	299	23,944
Consumer	440	30,073	0	0	440	30,073
Total	$3,785	$292,061	$76	$4,872	$3,861	$296,933

	Collectively Evaluated		Individually Evaluated		Total
	Allowance	Recorded	Allowance	Recorded	Allowance	Recorded
	for loan	investment	for loan	investment	for loan	investment
	losses	in loans	losses	in loans	losses	in loans
December 31, 2014
Commercial	$3,038	$219,680	$302	$5,828	$3,340	$225,508
Real estate	277	22,183	0	0	277	22,183
Consumer	509	31,460	0	0	509	31,460
Total	$3,824	$273,323	$302	$5,828	$4,126	$279,151

December 31, 2013
Commercial	$2,993	$205,374	$524	$10,924	$3,517	$216,298
Real estate	235	18,806	0	0	235	18,806
Consumer	591	34,864	0	0	591	34,864
Total	$3,819	$259,044	$524	$10,924	$4,343	$269,968